Property, Plant and Equipment (Details Narrative) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Disclosure Property Plant And Equipment Details Narrative Abstract
Current finance lease liabilities	$ 78,784	$ 67,819
Interest expense on lease liabilities	$ 10,248	$ 10,034	$ 24,362